PRUDENTIAL PREMIER® INVESTMENT ADVISOR VARIABLE ANNUITY SM (“B SERIES”)
PRUDENTIAL PREMIER® INVESTMENT ADVISOR VARIABLE ANNUITY SM (“C SERIES”)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated March 22, 2024
to Prospectus dated May 1, 2023

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
This Supplement contains information about changes to certain Portfolios available through your Annuity.
Effective March 1, 2024, the Current Expenses and/or footnotes for certain Portfolios of the Fidelity® Variable Insurance Products Funds were revised. In addition, effective March 8, 2024, the Current Expenses and/or footnotes for certain Portfolios of the BlackRock Variable Series Funds were revised. The following replaces information in Appendix A of the Prospectus pertaining to Expenses for the Portfolios shown below. The Fund Type, Adviser/Subadvisers and Average Annual Total Returns appearing in Appendix A for these Portfolios did not change.

Portfolio Company	Current Expenses
BlackRock Capital Appreciation V.I. Fund – Class III♦	1.04%
BlackRock Large Cap Focus Growth V.I. Fund – Class III♦	1.04%
Fidelity® Variable Insurance Products Balanced Portfolio – Service Class 2	0.69%
Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2	0.81%
Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Service Class 2	0.84%
Fidelity® Variable Insurance Products Health Care Portfolio – Service Class 2	0.84%
Fidelity and Contrafund are registered marks of FMR LLC. Used with permission.
♦This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

BlackRock Capital Appreciation V.I. Fund – Class III
In December 2023, you were notified that the merger of BlackRock Capital Appreciation V.I. Fund – Class III into the BlackRock Large Cap Focus Growth V.I. Fund – Class III and subsequent name change of BlackRock Large Cap Focus Growth VI. Fund was postponed. BlackRock Variable Series Funds, Inc. has determined not to proceed with the merger and subsequent fund name change at this time.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
PPINYSUP8-N4